Convertible Preferred Stock, Common Stock and Stockholders’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Common Stock Reserved

As of March 31, 2025 and December 31, 2024, common stock reserved for future issuance consisted of the following:

	March 31, 2025	December 31, 2024
Common stock warrants outstanding	20,256,808	10,923,158
Common stock options issued and outstanding	910,054	918,759
Restricted stock units vested and unreleased	—	24,455
Shares available for future issuance under the 2023 Equity Incentive Plan	94,595	88,898
Shares reserved under the 2023 Employee Stock Purchase Plan	393,781	393,781
	21,655,238	12,349,051

As of December 31, 2024 and 2023, common stock reserved for future issuance consisted of the following:

	December 31, 2024	December 31, 2023
Common stock warrants outstanding	10,923,158	1,341,216
Common stock options issued and outstanding	918,759	787,087
Restricted stock units vested and unreleased	24,455	4,022
Shares available for future issuance under the 2023 Equity Incentive Plan	88,898	360,459
Shares reserved under the 2023 Employee Stock Purchase Plan	393,781	393,781
	12,349,051	2,886,565

Schedule of Outstanding Warrants

As of March 31, 2025 and December 31, 2024, the Company has outstanding warrants to purchase 20,256,808 and 10,923,158 shares of Common Stock, respectively, consisting of the following:

	March 31, 2025	December 31, 2024
Private Warrants to purchase Common Stock	191,217	191,217
Public Warrants to purchase Common Stock	1,150,000	1,150,000
Warrants to purchase Restricted Shares	640,000	640,000
Placement Agent Warrants to purchase Common Stock	1,006,521	453,871
Series A Warrants to purchase Common Stock	1,051,635	1,051,635
Series B Warrants to purchase Common Stock	689,335	689,335
Series B-1 Warrants to purchase Common Stock	762,300	762,300
Series C-1 Warrants to purchase Common Stock	815,000	815,000
Series D Warrants to purchase Common Stock	1,069,800	1,069,800
Series E Warrants to purchase Common Stock	2,050,000	2,050,000
Series F Warrants to purchase Common Stock	2,050,000	2,050,000
Series G Warrants to purchase Common Stock	6,053,000	—
Pre-Funded Series G Warrants to purchase Common Stock	2,728,000	—
	20,256,808	10,923,158

As of December 31, 2024 and 2023, the Company has outstanding warrants to purchase 10,923,158 and 1,341,217 shares of Common Stock, respectively, consisting of the following:

	December 31, 2024	December 31, 2023 (1)
Private Warrants to purchase Common Stock	191,217	191,217
Public Warrants to purchase Common Stock	1,150,000	1,150,000
Warrants to purchase Restricted Shares	640,000	—
Placement Agent Warrants to purchase Common Stock	453,871	—
Series A Warrants to purchase Common Stock	1,051,635	—
Series B Warrants to purchase Common Stock	689,335	—
Series B-1 Warrants to purchase Common Stock	762,300	—
Series C-1 Warrants to purchase Common Stock	815,000	—
Series D Warrants to purchase Common Stock	1,069,800	—
Series E Warrants to purchase Common Stock	2,050,000	—
Series F Warrants to purchase Common Stock	2,050,000	—
	10,923,158	1,341,217

(1)	Retrospectively restated for reverse recapitalization.

Schedule of Warrant Activity

The following table summarizes the Company’s aggregate warrant activity for the three months ended March 31, 2025.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2025	10,923,158	$15.43	3.63
Issued	9,333,650	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at March 31, 2025	20,256,808	$8.64	4.13

The following table summarizes the Company’s aggregate warrant activity for the three months ended March 31, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	1,341,217	$115.00	4.72
Issued	40,000	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding at March 31, 2024	1,381,217	$112.10	4.47

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	1,341,217	$115.00	4.72
Issued	14,120,876	—	—
Exercised	(4,202,300)	—	—
Expired	(336,635)	—	—
Outstanding at December 31, 2024	10,923,158	$15.43	3.63

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2023.

	Number of Warrants (1)	Weighted Average Exercise Price (1)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023	168,576	$24.00	7.87
Issued	1,341,217	—	—
Exercised	—	—	—
Converted into Common Stock	(168,576)	—	—
Outstanding at December 31, 2023	1,341,217	$115.00	4.72

(1)	Retrospectively restated for reverse recapitalization.